Note B - Securities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Available-for-sale Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2019
U.S. Government sponsored entity securities	$16,579	$163	$(6)	$16,736
Agency mortgage-backed securities, residential	88,071	807	(296)	88,582
Total securities	$104,650	$970	$(302)	$105,318

December 31, 201 8
U.S. Government sponsored entity securities	$16,837	$8	$(215)	$16,630
Agency mortgage-backed securities, residential	88,030	92	(2,588)	85,534
Total securities	$104,867	$100	$(2,803)	$102,164

Debt Securities, Held-to-maturity [Table Text Block]
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2019
Obligations of states and political subdivisions	$12,031	$372	$(1)	$12,402
Agency mortgage-backed securities, residential	2	----	----	2
Total securities	$12,033	$372	$(1)	$12,404

December 31, 201 8
Obligations of states and political subdivisions	$15,813	$502	$(84)	$16,231
Agency mortgage-backed securities, residential	3	----	----	3
Total securities	$15,816	$502	$(84)	$16,234

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$3,399	$3,413	$641	$644
Due in one to five years	13,180	13,323	6,652	6,813
Due in five to ten years	----	----	4,738	4,945
Due after ten years	----	----	----	----
Agency mortgage-backed securities, residential	88,071	88,582	2	2
Total debt securities	$104,650	$105,318	$12,033	$12,404

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 201 9	Less than 12 Months				12 Months or More		Total
Securities Available for Sale	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$	----	$	----	$1,999	$(6)	$1,999	$(6)
Agency mortgage-backed securities, residential		15,041		(84)	21,344	(212)	36,385	(296)
Total available for sale		$15,041		$(84)	$23,343	$(218)	$38,384	$(302)
December 31, 201 8	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$1,981	$(1)	$8,679	$(214)	$10,660	$(215)
Agency mortgage-backed securities, residential	8,564	(43)	62,619	(2,545)	71,183	(2,588)
Total available for sale	$10,545	$(44)	$71,298	$(2,759)	$81,843	$(2,803)

Held-to-maturity Securities [Member]
Notes Tables
Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		12 Months or More				Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value		Unrecognized Loss		Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$204	$(1)	$	----	$	----	$204	$(1)
Total held to maturity	$204	$(1)	$	----	$	----	$204	$(1)
	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$484	$(3)	$1,312	$(81)	$1,796	$(84)
Total held to maturity	$484	$(3)	$1,312	$(81)	$1,796	$(84)